Exploration and evaluation expenditures (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
EXPLORATION EXPENDITURES
Beginning Balance	$ 58,700	$ 39,802
Claim fees	9,539	9,539	[1]	9,470
Carrying costs	16,961	44,301		30,332
General property search	12,055	4,860
Ending Balance	38,555	58,700		39,802
Idaho-Maryland [Member]
EXPLORATION EXPENDITURES
Beginning Balance	49,161	30,332
Claim fees			[1]
Carrying costs	16,961	44,301		30,332
General property search		4,860
Ending Balance	19,961	49,161		30,332
Buckskin Rawhide East [Member]
EXPLORATION EXPENDITURES
Beginning Balance		2,635
Claim fees			[1]	2,635
Carrying costs
General property search
Ending Balance				2,635
Buckskin Rawhide West [Member]
EXPLORATION EXPENDITURES
Beginning Balance	5,053	3,492
Claim fees	3,515	5,053	[1]	3,492
Carrying costs
General property search
Ending Balance	3,515	5,053		3,492
Koegel Property [Member]
EXPLORATION EXPENDITURES
Beginning Balance	4,486	3,343
Claim fees	6,024	4,486	[1]	3,343
Carrying costs
General property search
Ending Balance	6,024	4,486		3,343
Stewart Property [Member]
EXPLORATION EXPENDITURES
Beginning Balance
Claim fees			[1]
Carrying costs
General property search
Ending Balance
Rozan Property [Member]
EXPLORATION EXPENDITURES
Beginning Balance
Claim fees			[1]
Carrying costs
General property search	12,055
Ending Balance	$ 12,055

[1]	(i) RMC paid the Buckskin Rawhide East claim fees for the years ended 31 December 2017 and 2016.